Taxes on Income - Schedule of Roll Forward of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Balance	$ (20,886)	$ (18,767)
Additions	(2,840)	(2,119)
Balance	$ (23,726)	$ (20,886)